Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 53.4%
47,521	BlackRock California Municipal Income Trust	$700,934
176,224	BlackRock MuniHoldings Fund, Inc.	2,884,787
282,286	BlackRock MuniHoldings Investment Quality Fund	4,098,793
245,419	BlackRock MuniVest Fund, Inc.	2,324,118
161,818	BlackRock MuniYield California Fund, Inc.	2,458,015
93,249	BlackRock MuniYield Fund, Inc.	1,384,748
22,516	BlackRock MuniYield Michigan Quality Fund, Inc.	348,323
199,933	BlackRock MuniYield Quality Fund III, Inc.	2,935,016
141,199	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,126,768
23,383	Delaware Investments National Municipal Income Fund	329,602
176,363	DTF Tax-Free Income, Inc.	2,548,445
25,000	DWS Municipal Income Trust	297,500
125,266	DWS Strategic Municipal Income Trust	1,539,519
56,632	Eaton Vance California Municipal Income Trust	771,328
79,846	Eaton Vance Municipal Bond Fund	1,068,340
193,703	Invesco Trust for Investment Grade New York Municipals	2,614,991
275,912	MFS High Income Municipal Trust	1,451,297
652,231	MFS High Yield Municipal Trust	2,993,740
145,806	MFS Investment Grade Municipal Trust	1,458,060
65,368	MFS Municipal Income Trust	456,922
79,664	Nuveen Municipal Credit Opportunities Fund	1,203,723
305,263	Nuveen New Jersey Quality Municipal Income Fund	4,710,208
144,770	Nuveen New York AMT-Free Quality Municipal Income Fund	2,002,169
271,993	Nuveen Ohio Quality Municipal Income Fund	4,311,089
102,736	Nuveen Pennsylvania Quality Municipal Income Fund	1,519,465
851,646	PIMCO Municipal Bond Fund - Class Institutional	8,908,213
29,052	PIMCO New York Municipal Income Fund II	337,584
203,612	Pioneer Municipal High Income Advantage Trust	2,361,899
334,120	Pioneer Municipal High Income Trust	4,052,876
6,406	RiverNorth Flexible Municipal Income Fund, Inc.	149,964
162,572	RiverNorth Opportunistic Municipal Income Fund, Inc.	3,758,665
105,201	Western Asset Intermediate Muni Fund, Inc.	1,025,710
723,507	Western Asset Managed Municipals Fund, Inc.	9,651,583
167,676	Western Asset Municipal Partners Fund, Inc.	2,627,483
	TOTAL CLOSED-END FUNDS
	(Cost $ 76,158,772)	80,411,877
	EXCHANGE-TRADED FUNDS — 11.0%
10,000	iShares National Muni Bond ETF	1,161,700
112,500	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	6,744,375
139,500	VanEck High-Yield Muni ETF	8,715,960
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 16,736,854)	16,622,035

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 31.3%
848,863	Invesco Rochester Municipal Opportunities Fund - Class Y	$6,875,787
566,015	Invesco Rochester New York Municipals Fund - Class Y	9,956,200
496,306	Lord Abbett High Yield Municipal Bond Fund - Class I	6,397,385
766,416	Nuveen All-American Municipal Bond Fund - Class I	9,388,603
383,866	Nuveen High Yield Municipal Bond Fund - Class I	7,024,753
616,473	Vanguard High-Yield Tax-Exempt Fund - Class Investor	7,416,171
	TOTAL MUTUAL FUNDS
	(Cost $ 47,500,000)	47,058,899

Principal Amount
	SHORT-TERM INVESTMENTS — 2.8%
$4,193,494	UMB Bank Demand Deposit 0.01%[1]	4,193,494
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 4,193,494)	4,193,494
	TOTAL INVESTMENTS — 98.5%
	(Cost $144,589,120)	148,286,305
	Other Assets in Excess of Liabilities — 1.5%	2,288,408
	TOTAL NET ASSETS — 100.0%	$150,574,713

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
(25)	Ultra Long Term U.S. Treasury Bond	December 2021	$(4,941,406)	$(4,776,562)	$164,844
(175)	U.S. 5 Year Treasury Note	December 2021	(21,643,945)	(21,479,883)	164,062
(175)	U.S. 10 Year Treasury Note	December 2021	(23,352,930)	(23,031,641)	321,289
(75)	U.S. Treasury Long Bond	December 2021	(12,241,992)	(11,941,406)	300,586
TOTAL FUTURES CONTRACTS			$(62,180,273)	$(61,229,492)	$950,781

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 57.2%
35,226	Apollo Senior Floating Rate Fund, Inc.	$556,571
46,972	Apollo Tactical Income Fund, Inc.	743,097
94,770	Blackstone Long-Short Credit Income Fund	1,437,661
65,839	Blackstone Strategic Credit Fund	911,870
419,806	Credit Suisse High Yield Bond Fund	1,036,921
64,200	DoubleLine Income Solutions Fund	1,140,192
18,585	DoubleLine Yield Opportunities Fund	355,159
26,357	New America High Income Fund, Inc.	251,709
27,024	Nuveen Real Estate Income Fund	286,995
26,149	Nuveen Senior Income Fund	152,972
68,654	PGIM High Yield Bond Fund, Inc.	1,114,941
4,443	Principal Real Estate Income Fund	65,312
38,138	Saba Capital Income & Opportunities Fund	173,528
77,235	Special Opportunities Fund, Inc.	1,187,102
30,000	Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund	800,400
186,645	Virtus AllianzGI Convertible & Income Fund II	968,688
102,058	Wells Fargo Income Opportunities Fund	898,110
108,339	Western Asset High Income Opportunity Fund, Inc.	562,279
	TOTAL CLOSED-END FUNDS
	(Cost $ 11,279,880)	12,643,507
	COMMON STOCKS — 0.5%
	FINANCIALS – 0.5
12,210	Marlin Technology Corp. - Class A1,*	119,170
	TOTAL COMMON STOCKS
	(Cost $ 118,489)	119,170
	EXCHANGE-TRADED FUNDS — 1.9%
3,900	SPDR Bloomberg Barclays High Yield Bond ETF	426,504
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 426,469)	426,504
	UNIT TRUST FUNDS — 41.2%
27,684	Advanced Merger Partners, Inc.*	272,411
28,607	AF Acquisition Corp.*	280,349
25,000	Altitude Acquisition Corp. - Class A*	246,000
17,500	Ares Acquisition Corp.1,*	173,253
22,795	Atlantic Coastal Acquisition Corp.*	225,215
25,000	Blue Safari Group Acquisition Corp. - Class A1,*	247,500
20,000	BOA Acquisition Corp.*	197,600
20,000	Build Acquisition Corp.*	200,000
16,362	Burgundy Technology Acquisition Corp. - Class A1,*	162,802
17,000	Churchill Capital Corp. VII*	167,960
3,131	Clarim Acquisition Corp.*	30,809
25,000	Colombier Acquisition Corp.*	246,750

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	UNIT TRUST FUNDS (Continued)
3,626	DHB Capital Corp.*	$35,825
2,569	Digital Transformation Opportunities Corp.*	25,176
25,000	Digital World Acquisition Corp.*	253,250
2,544	Dune Acquisition Corp. - Class A*	25,186
18,230	Fintech Evolution Acquisition Group - Class A1,*	176,649
10,000	First Reserve Sustainable Growth Corp.*	100,500
28,198	Flame Acquisition Corp. - Class A*	274,085
1,000	Forest Road Acquisition Corp. II*	9,887
11,409	Fortress Capital Acquisition Corp.1,*	111,808
5,000	Fusion Acquisition Corp. II*	48,600
5,000	GigCapital5, Inc.*	51,400
3,200	Global Consumer Acquisition Corp.*	31,616
20,000	Global Partner Acquisition Corp. II1,*	197,800
45,000	Golden Arrow Merger Corp.*	445,500
25,000	Golden Path Acquisition Corp.1,*	247,750
500	Haymaker Acquisition Corp. III*	4,965
20,000	Healthcare Capital Corp. - Class A*	197,200
25,000	Hudson Executive Investment Corp. III*	246,250
10,163	Ibere Pharmaceuticals - Class A1,*	98,479
22,786	InterPrivate II Acquisition Corp.*	226,265
900	InterPrivate IV InfraTech Partners, Inc.*	8,879
14,217	Jack Creek Investment Corp. - Class A1,*	138,616
6,383	Kairos Acquisition Corp. - Class A1,*	61,724
7,178	Kingswood Acquisition Corp. - Class A*	72,426
39,409	Lakeshore Acquisition I Corp. - Class A1,*	385,814
1,000	Live Oak Mobility Acquisition Corp.*	9,910
25,000	Medicus Sciences Acquisition Corp. - Class A1,*	243,750
19,900	Mountain Crest Acquisition Corp. IV*	193,627
1,200	Newbury Street Acquisition Corp.*	11,664
17,500	Noble Rock Acquisition Corp.1,*	173,775
22,219	Northern Star Investment Corp. III*	219,079
1,018	Northern Star Investment Corp. IV*	10,037
28,646	OceanTech Acquisitions I Corp. - Class A*	283,022
24,815	Orion Acquisition Corp.*	245,172
30,803	Pine Technology Acquisition Corp.*	305,566
528	Pivotal Investment Corp. III*	5,217
35,000	Provident Acquisition Corp. - Class A1,*	341,250
1,000	RXR Acquisition Corp.*	9,850
25,000	Thunder Bridge Capital Partners IV, Inc.*	246,250
45,930	TLG Acquisition One Corp.*	455,855
25,390	TradeUP Acquisition Corp.*	255,423

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Number of Shares		Value
	UNIT TRUST FUNDS (Continued)
17,000	USHG Acquisition Corp.*	$169,337
	TOTAL UNIT TRUST FUNDS
	(Cost $ 9,085,725)	9,105,083

Principal Amount
	SHORT-TERM INVESTMENTS — 3.7%
$820,946	UMB Bank Demand Deposit 0.01%[2]	820,946
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 820,946)	820,946
	TOTAL INVESTMENTS — 104.5%
	(Cost $21,731,509)	23,115,210
	Liabilities in Excess of Other Assets — 4.5%	(1,001,309)
	TOTAL NET ASSETS — 100.0%	$22,113,901

ETF – Exchange-Traded Fund

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
*	Non-income producing security.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
(4)	E-mini Dow ($5)	December 2021	$(693,940)	$(674,440)	$19,500
(3)	E-mini S&P 500	December 2021	(670,725)	(644,662)	26,063
(5)	E-mini Russell 2000	December 2021	(557,213)	(550,200)	7,013
(7)	E-mini Russell 1000	December 2021	(551,215)	(538,965)	12,250
(20)	U.S. 5 Year Treasury Note	December 2021	(2,473,594)	(2,454,844)	18,750
(10)	U.S. 10 Year Treasury Note	December 2021	(1,334,453)	(1,316,094)	18,359
(7)	U.S. Treasury Long Bond	December 2021	(1,142,586)	(1,114,531)	28,055
TOTAL FUTURES CONTRACTS			$(7,423,726)	$(7,293,736)	$129,990